Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Balanced Portfolio
September 30, 2025
VIPBAL-NPRT3-1125
1.808794.121
Common Stocks - 63.4%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	47,300	4,078,206
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	96,417	26,601,619
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	23,900	2,672,976
CANADA - 0.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	87,800	5,632,524
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	54,100	2,886,344
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Athabasca Oil Corp (b)	1,499,600	7,176,357
Cameco Corp (United States)	22,800	1,912,008
Imperial Oil Ltd	167,500	15,187,774
MEG Energy Corp	516,400	10,419,280
Meren Energy Inc	1,114,647	1,473,701
South Bow Corp (c)	80,900	2,289,173
		38,458,293
Financials - 0.1%
Insurance - 0.1%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	6,217	10,876,735
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	24,600	1,444,266
TOTAL CANADA		59,298,162
CHINA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BeOne Medicines Ltd ADR (b)	7,446	2,536,852
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	42,300	1,469,925
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	125,888	11,429,282
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	19,887	1,961,256
GREECE - 0.2%
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA	2,250,038	8,703,934
Piraeus Financial Holdings SA	743,850	6,318,426

TOTAL GREECE		15,022,360
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar	415,150	4,443,930
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	623,681	5,649,175
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	2,600	641,160
TOTAL IRELAND		6,290,335
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	33,700	1,390,799
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc	110,620	27,370,855
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(d)(e)	176,324	259,196
NETHERLANDS - 0.5%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (b)	21,500	15,857,540
uniQure NV (b)	69,500	4,056,715
		19,914,255
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	72,223	16,447,344
TOTAL NETHERLANDS		36,361,599
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	93,800	1,773,027
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	12,765	442,147
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	1,004,413	10,540,630
TOTAL SPAIN		10,982,777
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	24,200	1,024,870
TAIWAN - 1.0%
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.2%
Chroma ATE Inc	159,000	3,021,563
Delta Electronics Inc	458,000	12,837,469
		15,859,032
Semiconductors & Semiconductor Equipment - 0.8%
Jentech Precision Industrial Co Ltd	59,000	4,666,864
Taiwan Semiconductor Manufacturing Co Ltd	508,000	22,073,659
Taiwan Semiconductor Manufacturing Co Ltd ADR	110,000	30,721,900
		57,462,423
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	56,000	1,803,072
TOTAL TAIWAN		75,124,527
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (b)(e)	28	0
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	178,400	4,268,699
Tobacco - 0.1%
British American Tobacco PLC ADR	108,600	5,764,488
TOTAL CONSUMER STAPLES		10,033,187

Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (d)	756,521	2,452,043
Insurance - 0.1%
Hiscox Ltd	332,154	6,115,513
TOTAL FINANCIALS		8,567,556

TOTAL UNITED KINGDOM		18,600,743
UNITED STATES - 59.7%
Communication Services - 6.9%
Diversified Telecommunication Services - 0.0%
AT&T Inc	118,500	3,346,440
Entertainment - 1.1%
Liberty Media Corp-Liberty Formula One Class C (b)	23,100	2,412,795
Live Nation Entertainment Inc (b)	54,500	8,905,300
Netflix Inc (b)	25,558	30,641,998
ROBLOX Corp Class A (b)	59,800	8,283,496
Roku Inc Class A (b)	40,001	4,005,300
Take-Two Interactive Software Inc (b)	31,518	8,142,990
TKO Group Holdings Inc Class A	18,300	3,695,868
Walt Disney Co/The	169,700	19,430,650
Warner Bros Discovery Inc (b)	329,900	6,442,947
		91,961,344
Interactive Media & Services - 5.7%
Alphabet Inc Class A	1,256,372	305,424,034
Epic Games Inc (b)(d)(e)	1,812	1,325,532
Meta Platforms Inc Class A	202,542	148,742,794
Reddit Inc Class A (b)	20,100	4,622,799
		460,115,159
Media - 0.1%
Charter Communications Inc Class A (b)	8,100	2,228,351
Magnite Inc (b)	282,549	6,153,917
Paramount Skydance Corp Class B	61,600	1,165,472
Trade Desk Inc (The) Class A (b)	28,600	1,401,686
		10,949,426
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	10,600	2,537,427
TOTAL COMMUNICATION SERVICES		568,909,796

Consumer Discretionary - 6.6%
Automobiles - 1.3%
Tesla Inc (b)	231,900	103,130,568
Broadline Retail - 2.8%
Amazon.com Inc (b)	1,047,100	229,911,747
Etsy Inc (b)	33,000	2,190,870
		232,102,617
Distributors - 0.0%
LKQ Corp	90,700	2,769,978
Diversified Consumer Services - 0.0%
Service Corp International/US	71,400	5,941,908
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (b)	70,800	8,596,536
Booking Holdings Inc	1,500	8,098,905
Chipotle Mexican Grill Inc (b)	109,600	4,295,224
Churchill Downs Inc	58,400	5,665,384
Domino's Pizza Inc	12,700	5,482,717
DraftKings Inc Class A (b)	158,800	5,939,120
Dutch Bros Inc Class A (b)	38,900	2,036,026
Marriott International Inc/MD Class A1	52,400	13,647,056
McDonald's Corp	9,700	2,947,733
Starbucks Corp	34,800	2,944,080
Wyndham Hotels & Resorts Inc	51,700	4,130,830
Yum! Brands Inc	59,400	9,028,800
		72,812,411
Household Durables - 0.2%
PulteGroup Inc	69,200	9,143,396
Somnigroup International Inc	40,100	3,381,633
		12,525,029
Specialty Retail - 1.1%
Dick's Sporting Goods Inc	17,900	3,977,738
Floor & Decor Holdings Inc Class A (b)	52,000	3,832,400
Home Depot Inc/The	45,408	18,398,868
Lowe's Cos Inc	164,900	41,441,019
Ross Stores Inc	117,800	17,951,542
TJX Cos Inc/The	21,080	3,046,903
		88,648,470
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	173,430	12,093,274
PVH Corp	74,700	6,257,619
Tapestry Inc	40,500	4,585,410
		22,936,303
TOTAL CONSUMER DISCRETIONARY		540,867,284

Consumer Staples - 2.9%
Beverages - 0.9%
Coca-Cola Co/The	565,300	37,490,696
Constellation Brands Inc Class A	33,200	4,471,044
Keurig Dr Pepper Inc	442,317	11,283,507
Monster Beverage Corp (b)	62,652	4,217,106
PepsiCo Inc	86,400	12,134,016
		69,596,369
Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp	37,940	35,118,402
Kroger Co/The	88,600	5,972,526
Target Corp	50,000	4,485,000
Walmart Inc	367,600	37,884,856
		83,460,784
Food Products - 0.2%
Bunge Global SA	78,300	6,361,875
Lamb Weston Holdings Inc	27,265	1,583,551
Mondelez International Inc	145,800	9,108,126
		17,053,552
Household Products - 0.5%
Procter & Gamble Co/The	256,200	39,365,130
Reynolds Consumer Products Inc	112,100	2,743,087
		42,108,217
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	29,900	2,634,788
Kenvue Inc	308,400	5,005,332
		7,640,120
Tobacco - 0.2%
Philip Morris International Inc	101,400	16,447,080
TOTAL CONSUMER STAPLES		236,306,122

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp	64,700	10,047,263
ConocoPhillips	137,900	13,043,961
Excelerate Energy Inc Class A	6,400	161,216
Expand Energy Corp	29,100	3,091,584
Exxon Mobil Corp	471,300	53,139,075
Marathon Petroleum Corp	31,400	6,052,036
Murphy Oil Corp	56,100	1,593,801
Shell PLC ADR	166,100	11,881,133
Valero Energy Corp	71,000	12,088,460
		111,098,529
Financials - 7.6%
Banks - 2.9%
Bancorp Inc/The (b)	32,323	2,420,669
Bank of America Corp	1,136,086	58,610,678
Citigroup Inc	298,600	30,307,900
Comerica Inc	102,966	7,055,230
First Horizon Corp	253,082	5,722,184
JPMorgan Chase & Co	74,785	23,589,433
KeyCorp	282,955	5,288,429
M&T Bank Corp	38,960	7,699,275
Pathward Financial Inc	41,047	3,037,888
Synovus Financial Corp	89,136	4,374,795
Truist Financial Corp	48,110	2,199,589
UMB Financial Corp	27,891	3,300,900
US Bancorp	603,620	29,172,955
Wells Fargo & Co	535,710	44,903,212
		227,683,137
Capital Markets - 1.8%
Bank of New York Mellon Corp/The	129,817	14,144,860
Blackrock Inc	26,720	31,152,046
Cboe Global Markets Inc	32,276	7,915,689
Charles Schwab Corp/The	281,381	26,863,444
DigitalBridge Group Inc Class A	95,133	1,113,056
Intercontinental Exchange Inc	112,831	19,009,767
KKR & Co Inc Class A	99,800	12,969,010
MarketAxess Holdings Inc	57,319	9,987,836
Northern Trust Corp	69,061	9,295,611
State Street Corp	76,622	8,888,918
StepStone Group Inc rights 12/31/2038 (b)(d)	2,750	187,660
Tradeweb Markets Inc Class A	20,505	2,275,645
Virtu Financial Inc Class A	141,424	5,020,552
		148,824,094
Consumer Finance - 0.0%
SLM Corp	146,900	4,066,192
Financial Services - 1.4%
Affirm Holdings Inc Class A (b)	27,475	2,007,873
Apollo Global Management Inc	112,329	14,970,086
Berkshire Hathaway Inc Class A (b)	13	9,804,600
Block Inc Class A (b)	23,830	1,722,194
Fiserv Inc (b)	28,851	3,719,759
Mastercard Inc Class A	125,069	71,140,499
UWM Holdings Corp Class A	661,837	4,030,587
Voya Financial Inc	99,543	7,445,816
		114,841,414
Insurance - 1.5%
American Financial Group Inc/OH	52,027	7,581,374
Arthur J Gallagher & Co	47,565	14,732,783
Baldwin Insurance Group Inc/The Class A (b)	101,900	2,874,599
Brighthouse Financial Inc (b)	60,682	3,221,001
Chubb Ltd	101,903	28,762,122
Hartford Insurance Group Inc/The	133,977	17,871,192
Marsh & McLennan Cos Inc	87,664	17,666,926
Travelers Companies Inc/The	59,995	16,751,804
Unum Group	72,768	5,659,895
Willis Towers Watson PLC	29,687	10,255,374
		125,377,070
TOTAL FINANCIALS		620,791,907

Health Care - 5.0%
Biotechnology - 1.5%
AbbVie Inc	222,610	51,543,119
Alnylam Pharmaceuticals Inc (b)	39,200	17,875,200
Avidity Biosciences Inc (b)	82,000	3,572,740
BioMarin Pharmaceutical Inc (b)	28,900	1,565,224
Cogent Biosciences Inc (b)	118,000	1,694,480
Exact Sciences Corp (b)	82,808	4,530,426
Gilead Sciences Inc	277,904	30,847,344
Insmed Inc (b)	22,000	3,168,220
Nuvalent Inc Class A (b)	32,600	2,819,248
Soleno Therapeutics Inc (b)	29,300	1,980,680
Ultragenyx Pharmaceutical Inc (b)	53,300	1,603,264
		121,199,945
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	128,400	17,197,896
Boston Scientific Corp (b)	293,454	28,649,915
Edwards Lifesciences Corp (b)	151,200	11,758,824
Insulet Corp (b)	33,400	10,311,582
Intuitive Surgical Inc (b)	20,044	8,964,278
Masimo Corp (b)	40,568	5,985,808
Penumbra Inc (b)	35,300	8,942,196
Shoulder Innovations Inc	68,600	860,930
Stryker Corp	53,000	19,592,510
		112,263,939
Health Care Providers & Services - 0.9%
Cencora Inc	63,940	19,983,169
CVS Health Corp	217,000	16,359,630
HealthEquity Inc (b)	24,900	2,359,773
Humana Inc	6,324	1,645,315
Tenet Healthcare Corp (b)	64,628	13,122,069
UnitedHealth Group Inc	47,974	16,565,422
		70,035,378
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	32,100	9,562,910
Life Sciences Tools & Services - 0.4%
Danaher Corp	107,923	21,396,814
IQVIA Holdings Inc (b)	41,900	7,958,486
Repligen Corp (b)	26,800	3,582,356
		32,937,656
Pharmaceuticals - 0.8%
Elanco Animal Health Inc (b)	540,876	10,893,243
Eli Lilly & Co	64,728	49,387,464
Pfizer Inc	143,000	3,643,640
		63,924,347
TOTAL HEALTH CARE		409,924,175

Industrials - 5.3%
Aerospace & Defense - 1.8%
Boeing Co (b)	117,147	25,283,837
GE Aerospace	159,289	47,917,318
Howmet Aerospace Inc	107,600	21,114,348
Lockheed Martin Corp	31,770	15,859,902
Northrop Grumman Corp	19,770	12,046,256
RTX Corp	47,177	7,894,127
Space Exploration Technologies Corp (b)(d)(e)	17,096	3,624,352
Space Exploration Technologies Corp Class C (b)(d)(e)	2,104	446,048
TransDigm Group Inc	11,900	15,684,438
		149,870,626
Building Products - 0.5%
Trane Technologies PLC	88,394	37,298,732
Commercial Services & Supplies - 0.2%
Cintas Corp	48,300	9,914,058
Republic Services Inc	41,900	9,615,212
		19,529,270
Construction & Engineering - 0.2%
Quanta Services Inc	32,500	13,468,650
Electrical Equipment - 0.8%
AMETEK Inc	95,853	18,020,364
Eaton Corp PLC	43,300	16,205,025
GE Vernova Inc	44,497	27,361,205
		61,586,594
Ground Transportation - 0.5%
CSX Corp	208,462	7,402,486
Old Dominion Freight Line Inc	51,700	7,278,326
Uber Technologies Inc (b)	223,600	21,906,092
Union Pacific Corp	22,500	5,318,325
		41,905,229
Machinery - 1.1%
Caterpillar Inc	19,670	9,385,541
Cummins Inc	38,100	16,092,297
Deere & Co	7,800	3,566,628
Dover Corp	57,700	9,626,091
Ingersoll Rand Inc	127,100	10,501,002
Parker-Hannifin Corp	40,001	30,326,758
Westinghouse Air Brake Technologies Corp	44,700	8,961,009
		88,459,326
Professional Services - 0.0%
Verisk Analytics Inc	33,400	8,400,433
Trading Companies & Distributors - 0.2%
Fastenal Co	176,600	8,660,464
United Rentals Inc	5,700	5,441,562
		14,102,026
TOTAL INDUSTRIALS		434,620,886

Information Technology - 20.4%
Communications Equipment - 1.0%
Arista Networks Inc	231,074	33,669,793
Cisco Systems Inc	581,052	39,755,578
Motorola Solutions Inc	10,600	4,847,273
		78,272,644
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	111,683	13,820,771
Semiconductors & Semiconductor Equipment - 8.5%
Advanced Micro Devices Inc (b)	7,200	1,164,888
Analog Devices Inc	80,005	19,657,229
Astera Labs Inc (b)	2,229	436,438
Broadcom Inc	381,625	125,901,904
First Solar Inc (b)	9,300	2,050,929
Marvell Technology Inc	224,372	18,862,954
Micron Technology Inc	256,800	42,967,776
NVIDIA Corp	2,580,486	481,467,078
		692,509,196
Software - 6.1%
BitMine Immersion Technologies Inc (b)	8,800	456,984
Cadence Design Systems Inc (b)	53,461	18,778,711
Circle Internet Group Inc (h)	98,446	13,051,971
Datadog Inc Class A (b)	108,634	15,469,482
Figma Inc Class A	8,700	451,268
HubSpot Inc (b)	2,500	1,169,500
Microsoft Corp	785,200	406,694,340
OpenAI Global LLC rights (b)(d)(e)	434,455	899,322
OpenAI Global LLC rights (b)(d)(e)	82,500	113,025
Oracle Corp	35,959	10,113,109
Palantir Technologies Inc Class A (b)	72,300	13,188,966
Servicenow Inc (b)	1,900	1,748,532
Stripe Inc Class B (b)(d)(e)	19,953	708,332
Synopsys Inc (b)	35,500	17,515,345
		500,358,887
Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc	1,465,163	373,074,455
TOTAL INFORMATION TECHNOLOGY		1,658,035,953

Materials - 1.0%
Chemicals - 0.7%
Air Products and Chemicals Inc	19,903	5,427,946
Balchem Corp	9,800	1,470,588
Chemours Co/The	46,800	741,312
Corteva Inc	76,200	5,153,406
Ecolab Inc	35,700	9,776,802
Element Solutions Inc	55,100	1,386,867
Linde PLC	43,470	20,648,250
LyondellBasell Industries NV Class A1	58,600	2,873,744
Mosaic Co/The	154,100	5,344,188
Olin Corp	30,300	757,197
Sherwin-Williams Co/The	12,300	4,258,998
		57,839,298
Construction Materials - 0.0%
Martin Marietta Materials Inc	8,984	5,662,436
Containers & Packaging - 0.1%
AptarGroup Inc	8,600	1,149,476
International Paper Co	97,800	4,537,920
		5,687,396
Metals & Mining - 0.2%
Freeport-McMoRan Inc	90,651	3,555,332
Newmont Corp	80,200	6,761,662
Nucor Corp	32,700	4,428,561
		14,745,555
TOTAL MATERIALS		83,934,685

Real Estate - 1.2%
Health Care REITs - 0.2%
CareTrust REIT Inc	24,687	856,145
Ventas Inc	58,851	4,118,981
Welltower Inc	68,529	12,207,757
		17,182,883
Industrial REITs - 0.1%
Americold Realty Trust Inc	44,275	541,926
Prologis Inc	49,509	5,669,771
Terreno Realty Corp	46,975	2,665,831
		8,877,528
Office REITs - 0.1%
COPT Defense Properties	65,100	1,891,806
Kilroy Realty Corp	57,589	2,433,135
Vornado Realty Trust	46,374	1,879,538
		6,204,479
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	41,257	6,500,453
CoStar Group Inc (b)	28,309	2,388,430
		8,888,883
Residential REITs - 0.1%
Camden Property Trust	28,325	3,024,544
Invitation Homes Inc	153,531	4,503,064
Sun Communities Inc	16,072	2,073,288
		9,600,896
Retail REITs - 0.1%
Curbline Properties Corp	77,784	1,734,583
Macerich Co/The	155,200	2,824,640
NNN REIT Inc	43,000	1,830,510
Tanger Inc	62,800	2,125,152
		8,514,885
Specialized REITs - 0.5%
American Tower Corp	63,512	12,214,628
CubeSmart	50,748	2,063,414
Digital Realty Trust Inc	33,351	5,765,721
Equinix Inc	10,044	7,866,863
Extra Space Storage Inc	1,511	212,959
Four Corners Property Trust Inc	42,056	1,026,166
Iron Mountain Inc	46,200	4,709,628
Public Storage Operating Co	16,810	4,855,569
SBA Communications Corp Class A	4,919	951,089
		39,666,037
TOTAL REAL ESTATE		98,935,591

Utilities - 1.4%
Electric Utilities - 1.0%
Alliant Energy Corp	18,300	1,233,603
Constellation Energy Corp	36,578	12,036,722
Duke Energy Corp	81,200	10,048,500
Entergy Corp	65,366	6,091,458
Evergy Inc	54,300	4,127,886
Exelon Corp	146,900	6,611,969
NextEra Energy Inc	223,504	16,872,317
NRG Energy Inc	36,700	5,943,565
PG&E Corp	264,219	3,984,423
PPL Corp	122,200	4,540,952
Southern Co/The	32,046	3,036,999
Xcel Energy Inc	77,300	6,234,245
		80,762,639
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	37,500	493,500
Talen Energy Corp (b)	1,800	765,684
Vistra Corp	39,619	7,762,154
		9,021,338
Multi-Utilities - 0.3%
Ameren Corp	47,500	4,958,050
CenterPoint Energy Inc	111,700	4,333,960
NiSource Inc	83,500	3,615,550
Sempra	104,796	9,429,544
		22,337,104
TOTAL UTILITIES		112,121,081

TOTAL UNITED STATES		4,875,546,009
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	140,500	3,178,084
TOTAL COMMON STOCKS (Cost $2,562,252,268)		5,187,417,389

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Douyin Co Ltd Series E1 (b)(d)(e)	21,701	5,611,879
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	6,283	1,406,709
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	65,770	84,843
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (d)(e)	5,806	504,483
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (d)(e)	20,155	8,465
ABL Space Systems Co Series A9 (d)(e)	9,157	3,846
		12,311
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(d)(e)	7,264	831,510
TOTAL INDUSTRIALS		843,821

Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(d)(e)	60,816	651,340
IT Services - 0.0%
Gupshup Inc (b)(d)(e)	59,838	272,861
Software - 0.1%
Algolia Inc Series D (b)(d)(e)	28,064	542,196
Anthropic PBC Series F (d)(e)	8,400	1,184,148
Databricks Inc Series G (b)(d)(e)	4,461	669,150
Databricks Inc Series H (b)(d)(e)	18,642	2,796,301
Skyryse Inc Series B (b)(d)(e)	50,000	1,303,000
Stripe Inc Series H (b)(d)(e)	19,876	705,598
		7,200,393
TOTAL INFORMATION TECHNOLOGY		8,124,594

TOTAL UNITED STATES		9,472,898
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,250,429)		16,576,329

Fixed-Income Funds - 35.1%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (i) (Cost $3,074,045,603)	30,457,869	2,874,004,485

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(d) (Cost $1,571,886)	87,327	682,897

U.S. Treasury Obligations - 0.0%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (k)	4.26	2,020,000	2,016,588
US Treasury Bills 0% 11/20/2025 (k)	4.16	460,000	457,464
US Treasury Bills 0% 12/26/2025 (k)	3.89	1,980,000	1,961,779
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,435,569)			4,435,831

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.21	111,069,166	111,091,379
Fidelity Securities Lending Cash Central Fund (l)(m)	4.19	1,528,647	1,528,800
TOTAL MONEY MARKET FUNDS (Cost $112,619,671)			112,620,179

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,770,175,426)	8,195,737,110
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,586,480)
NET ASSETS - 100.0%	8,187,150,630

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	209	12/19/2025	70,419,938	310,957	310,957

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,952,136 or 0.3% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $442,147 or 0.0% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $442,147 or 0.0% of net assets.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $13,051,971 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,435,831.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	799,968

ABL Space Systems Co Series A9	10/22/2021	556,752

Algolia Inc Series D	7/23/2021	820,733

Anthropic PBC Series F	8/18/2025	1,184,128

Astranis Space Technologies Corp Series C	3/19/2021	1,333,143

Beta Technologies Inc Series A	4/9/2021	532,233

Bolt Technology OU Series E	1/3/2022	1,632,301

Cazoo Group Ltd	3/28/2021	455,871

Databricks Inc Series G	2/1/2021	263,746

Databricks Inc Series H	8/31/2021	1,369,891

Douyin Co Ltd Series E1	11/18/2020	2,377,869

Epic Games Inc	3/29/2021	1,603,620

Gupshup Inc	6/8/2021	1,368,208

Jumo World Holding Limited	9/6/2023	1,499,092

OpenAI Global LLC rights	8/4/2025	82,500

OpenAI Global LLC rights	9/30/2024	434,455

Skyryse Inc Series B	10/21/2021	1,233,999

Space Exploration Technologies Corp	2/16/2021 - 12/9/2024	731,743

Space Exploration Technologies Corp Class C	12/9/2024	389,240

Stripe Inc Class B	5/18/2021	800,682

Stripe Inc Series H	3/15/2021 - 5/25/2023	797,524

Waymo LLC Series C2	10/18/2024	454,037

Xsight Labs Ltd Series D	2/16/2021	525,897

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,748,027	1,060,074,822	1,019,731,890	2,492,270	420	-	111,091,379	111,069,166	0.2%
Fidelity Securities Lending Cash Central Fund	515,200	82,862,566	81,848,966	6,598	-	-	1,528,800	1,528,647	0.0%
Fidelity VIP Investment Grade Central Fund	2,573,112,775	278,427,611	62,439,998	87,467,621	(10,873,361)	95,777,458	2,874,004,485	30,457,869	89.0%
Total	2,644,376,002	1,421,364,999	1,164,020,854	89,966,489	(10,872,941)	95,777,458	2,986,624,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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